Clockwise Capital Innovation ETF
Schedule of Investments
May 31, 2022 - (Unaudited)
1
COMMON STOCKS — 90.72% Shares Fair Value
Communications — 20.67%
Airbnb, Inc., Class A
(a)
2,649 $ 320,184
Alphabet, Inc., Class A
(a)
91 207,047
Blade Air Mobility, Inc., Class A
(a)
5,848 40,293
Spotify Technology SA
(a)
1,162 131,039
Uber Technologies, Inc.
(a)
8,766 203,371
901,934
Consumer Discretionary — 25.30%
Amazon.com, Inc.
(a)
205 492,859
Best Buy Co., Inc. 2,768 227,142
Membership Collective Group, Inc.
(a)
20,018 177,960
Tesla, Inc.
(a)
272 206,247
1,104,208
Industrials — 5.17%
Deere & Co. 630 225,401
Technology — 39.58%
Advanced Micro Devices, Inc.
(a)
1,287 131,094
Apple, Inc. 1,404 208,971
Block, Inc., Class A
(a)
1,532 134,065
Crowdstrike Holdings, Inc., Class A
(a)
1,108 177,270
Micron Technology, Inc. 1,988 146,793
Microsoft Corp. 612 166,385
NVIDIA Corp. 719 134,252
Okta, Inc.
(a)
1,284 106,636
Palo Alto Networks, Inc.
(a)
285 143,292
Snowflake, Inc., Class A
(a)
1,146 146,287
Twilio, Inc., Class A
(a)
1,284 135,038
Unity Software, Inc.
(a)
2,432 97,207
1,727,290
Total Common Stocks/Investments — 90.72% (Cost $4,935,884 ) 3,958,833
Other Assets in Excess of Liabilities — 9.28% 404,971
NET ASSETS — 100.00% $ 4,363,804
(a) Non-income producing security.